Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 129.6%

Alabama — 0.7%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$350	$360,538
Madison Water & Wastewater Board, RB, 3.00%, 12/01/50	450	445,797

		806,335

Arizona — 2.5%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	190	165,378
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	210	168,655
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	165	129,155
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	225	183,092
County of Maricopa Arizona IDA, Refunding RB:
Legacy Traditional Schools Project, 5.00%, 07/01/39(a)	100	94,030
Honorhealth, Series A, 4.13%, 09/01/38	270	284,453
Legacy Traditional Schools Project, 5.00%, 07/01/54(a)	210	189,508
County of Maricopa Pollution Control Corp., Refunding RB, EL Paso Electric Co. Palo Verde Project, Series B, 3.60%, 04/01/40	1,250	1,243,313
County of Pima IDA, RB, American Leadership Academy Project, 5.00%, 06/15/47(a)	325	254,787

		2,712,371

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	550	469,673

California — 14.4%
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 4.00%, 12/31/47	780	746,023

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	$720	$790,675
2nd, 5.25%, 05/01/33	560	603,960
5.00%, 05/01/44	745	790,400
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	1,600	1,644,800
6.25%, 03/01/34	1,250	1,291,137
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,283,980
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	105	101,941
Series A-2, 5.00%, 06/01/47	175	170,727
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	970	1,120,234
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(b)	1,000	1,059,870
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	1,740	1,962,268
5.25%, 05/15/38	495	546,534
State of California, GO, Refunding, Various Purposes, 4.00%, 03/01/40	475	530,699
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,135,980
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	490	547,281
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	370	424,612

		15,751,121

Colorado — 3.5%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(c)	835	424,865
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT:
5.50%, 11/15/28	500	554,890
5.50%, 11/15/30	225	249,241
5.50%, 11/15/31	270	298,871

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(a)	$320	$271,021
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	425	374,297
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(b)	615	658,241
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	495	466,211
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/39	650	540,709

		3,838,346

District of Columbia — 0.5%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail and Capital Improvement Projects, Series B, 4.00%, 10/01/49	620	586,892

Florida — 15.4%
Capital Trust Agency, Inc., RB, Advantage Academy of Hillsborough Projects, Series A:
5.00%, 12/15/49	140	143,840
5.00%, 12/15/54	125	127,405
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	613,496
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,280,635
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,036,710
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	40	40,921
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	30	30,689

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	$1,840	$2,052,962
Series A, 5.50%, 10/01/42	2,125	2,317,716
Series B, AMT, 6.00%, 10/01/26	590	659,531
Series B, AMT, 6.00%, 10/01/27	775	865,551
Series B, AMT, 6.25%, 10/01/38	310	345,709
Series B, AMT, 6.00%, 10/01/42	410	454,231
County of Miami-Dade Florida, Refunding RB:
Seaport Department, Series D, AMT, 6.00%, 10/01/26	735	821,620
Water & Sewer System, Series B, 5.25%, 10/01/23(b)	500	571,060
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	2,165	2,364,093
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,000	1,002,500
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-2(c):
0.00%, 10/01/46	555	186,391
0.00%, 10/01/47	540	173,718
0.00%, 10/01/48	380	117,006
0.00%, 10/01/49	315	92,752
Florida Development Finance Corp., RB, Waste Pro USA, Inc. Project, AMT(a):
5.00%, 05/01/29	180	177,052
5.00%, 08/01/29(d)	100	99,954
Osceola Chain Lakes Community Development District, Special Assessment Bonds:
4.00%, 05/01/40	270	237,360
4.00%, 05/01/50	260	219,154
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/23(b)	710	801,796

		16,833,852

Georgia — 3.9%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,000	2,322,300
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	625	601,331
4.00%, 01/01/59	1,180	1,096,173
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	230	221,290

		4,241,094

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii — 2.0%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	$1,000	$1,061,770
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	250	272,280
5.25%, 08/01/26	810	880,259

		2,214,309

Idaho — 0.6%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	605	628,371

Illinois — 18.5%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,010	1,054,137
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	645	666,485
Series A, 5.75%, 01/01/39	125	127,541
Series C, 6.50%, 01/01/21(b)	3,280	3,402,508
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,053,840
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,006,660
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,411,231
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,013,440
5.25%, 12/01/43	1,190	1,188,429
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,555	1,628,474
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	480	483,682
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	400	356,208

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 4.00%, 06/15/50	$410	$341,411
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	940	986,878
6.00%, 06/01/21	270	284,928
State of Illinois, GO:
5.25%, 02/01/32	1,000	962,970
5.50%, 07/01/33	1,500	1,459,155
5.50%, 07/01/38	280	264,480
Rebuild Illinois Program, Series C, 4.00%, 11/01/43	440	354,314
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	235	230,622

		20,277,393

Indiana — 0.4%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	375	384,829

Iowa — 1.1%
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series B, 5.50%, 05/15/29	1,275	1,199,953

Louisiana — 1.7%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,000	1,119,670
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	135	136,697
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	650	650,585

		1,906,952

Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	645	686,725

Massachusetts — 2.2%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	645	672,503
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, 5.00%, 01/01/41	525	551,339
Series A, 4.00%, 07/01/44	685	640,900
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	520	520,624

		2,385,366

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 0.5%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/36	$5	$5,016
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	515	518,610

		523,626

Minnesota — 3.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,790	2,834,166
5.25%, 02/15/58	475	517,037

		3,351,203

Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,359,432
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(b)	260	295,326

		1,654,758

New Jersey — 8.2%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,000	1,016,710
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	530	577,483
School Facilities Construction, Series EEE, 5.00%, 06/15/43	140	135,814
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	604,339
New Jersey Transportation Trust Fund Authority, RB:(f)
Transportation Program Bonds, Series S, 5.00%, 06/15/46	1,885	1,805,019
Transportation System, Series AA, 5.50%, 06/15/39	1,600	1,619,472
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	550	572,919

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	$525	$586,603
Series A, 5.25%, 06/01/46	1,255	1,337,428
Sub-Series B, 5.00%, 06/01/46	740	743,937

		8,999,724

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44	100	85,232

New York — 8.5%
City of New York, GO, Multi Modal, Series D-1, 4.00%, 03/01/44	440	472,384
Metropolitan Transportation Authority, RB, Series C, 4.00%, 11/15/33	100	94,579
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Series C-1:
5.00%, 11/15/25	100	101,624
5.00%, 11/15/26	65	66,096
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.20%, 11/01/44	1,500	1,553,580
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	425	391,719
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	1,530	1,781,134
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	600	611,700
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,500	2,556,700
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(e)	410	432,308
State of New York Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45	1,240	1,278,167

		9,339,991

North Carolina — 0.6%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55	230	234,869
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapel Hills, 5.00%, 02/01/45	350	453,394

		688,263

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	$1,455	$1,287,209
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,500	1,615,605

		2,902,814

Oklahoma — 0.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	416,984

Oregon — 0.5%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	475	240,198
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Deferred Interest, Series A, 0.00%, 06/15/38(c)	470	264,051

		504,249

Puerto Rico — 3.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	729	167,641
Series A-1, 4.75%, 07/01/53	1,404	1,264,765
Series A-1, 5.00%, 07/01/58	2,023	1,889,523
Series A-2, 4.33%, 07/01/40	287	256,320
Series A-2, 4.78%, 07/01/58	107	96,320
Series B-1, 4.75%, 07/01/53	164	147,810
Series B-2, 4.78%, 07/01/58	159	141,745

		3,964,124

Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	950	980,039

South Carolina — 12.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,665,201
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/26	1,810	1,988,104

Security	Par (000)	Value

South Carolina (continued)
6.00%, 07/01/38	$1,155	$1,274,323
5.50%, 07/01/41	1,000	1,070,820
South Carolina Jobs EDA, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(a)	335	260,396
South Carolina Jobs EDA, Refunding RB:
Anmed Health Projects, 5.00%, 02/01/38	2,710	2,980,621
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	715	771,256
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	800	864,312
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	750	893,940
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	40	42,042
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,795	1,871,970
Series E, 5.25%, 12/01/55	425	449,990

		14,132,975

Tennessee — 2.1%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	205	191,179
5.25%, 10/01/58	1,930	2,057,438

		2,248,617

Texas — 12.4%
Brazos Higher Education Authority, Inc., RB, Subordinate, Student Loan Program, Series 1B (AMT), 3.00%, 04/01/40	205	173,467
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	930	1,022,544
City of Houston Texas Airport System, Refunding RB, Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 07/15/38	150	151,611

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	$2,500	$2,742,000
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,008,763
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	807,052
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	2,120	2,253,263
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	2,335	2,525,022
1st Tier (AGM), 6.00%, 01/01/21(b)	1,000	1,033,900
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	420	471,223
Texas City Industrial Development Corp., RB, NRG Energy, Inc. Project, 4.13%, 12/01/45	95	95,573
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	525	496,424
Texas Transportation Commission, RB, First Tier Toll Revenue:
CAB, 0.00%, 08/01/41(c)	1,000	368,090
CAB, 0.00%, 08/01/42(c)	615	214,272
5.00%, 08/01/57	210	212,300

		13,575,504

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/39(a)	100	88,334

Virginia — 0.4%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/22(b)	380	406,596

Washington — 2.0%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(b)	1,000	1,032,820
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	195	154,787

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(a)	$1,000	$982,270

		2,169,877

Wisconsin — 0.7%
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/54(a)	115	90,633
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	660	711,249

		801,882

Total Municipal Bonds — 129.6% (Cost — $138,816,320)		141,758,374

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 43.8%

California — 4.7%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,050	2,214,164
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,565	2,986,070

		5,200,234

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(g)	$1,310	$1,262,919

Connecticut — 1.2%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,216	1,317,381

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	858,137

Florida — 1.6%
Escambia County Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bonds, 4.00%, 08/15/45(g)	1,771	1,732,532

Georgia — 1.0%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,057,154

Idaho — 1.6%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,570	1,710,060

Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,004	1,096,838

Michigan — 1.4%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,444	1,492,446

Nevada — 4.0%
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,200	4,367,538

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	1,000	1,002,181

Security	Par (000)	Value

New York — 12.7%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(g)	$2,380	$2,741,784
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,740	1,859,886
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 12/15/21(b)	2,999	3,215,363
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(g):
5.75%, 02/15/21(b)	619	640,896
5.75%, 02/15/47	381	394,260
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,145,862
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	1,770	1,846,158

		13,844,209

North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	851	908,179

Pennsylvania — 1.7%
Pennsylvania Turnpike Commission, RB, Subordinate, Series A, 5.50%, 12/01/42	1,664	1,870,962

Rhode Island — 1.8%
Rhode Island Health & Educational Building Corp., RB, Higher Education Facility, Series A, 4.00%, 09/15/47	1,832	2,005,636

Texas — 1.6%
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	982	1,056,709
3.75%, 09/01/49	697	749,823

		1,806,532

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(g)	$1,668	$2,002,184

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	1,391	1,469,935

Wisconsin — 2.7%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,222	1,312,595

Security	Par (000)	Value

Wisconsin (continued)
4.45%, 05/01/57	$1,528	$1,640,773

		2,953,368

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.8% (Cost — $46,484,346)		47,958,425

Total Long-Term Investments — 173.4% (Cost — $185,300,666)		189,716,799

	Shares

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.12%(h)( i)	634,480	634,607

Total Short-Term Securities — 0.6% (Cost — $634,607)		634,607

Total Investments — 174.0% (Cost — $185,935,273)		190,351,406

Other Assets Less Liabilities — 1.7%		1,735,366

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.0)%		(26,206,336)

VMTP Shares, at Liquidation Value — (51.7)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$109,380,436

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between August 15, 2020 to February 15, 2028, is $6,210,145.

(h)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT)

(i)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,088,769	—	(1,454,289	)(b)	634,480	$634,607	$7,739	$333	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Quality Fund (MFT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$189,716,799	$—	$189,716,799
Short-Term Securities	634,607	—	—	634,607

	$634,607	$189,716,799	$—	$190,351,406

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(26,079,088)	$—	$(26,079,088)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

	$—	$(82,579,088)	$—	$(82,579,088)

.